4. MARKETABLE SECURITIES: Schedule of Net changes in fair value of marketable securities (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Schedule of Net changes in fair value of marketable securities

	September 30, 2022	September 30, 2021
Net changes in fair value of marketable securities through profit and loss
Value at February 3, 2022	$225,000	$-
Shares received	42,500
Shares transferred	(21,216)
Change in unrealized (loss)	(84,485)	-
Value at September 30, 2022	$161,799	$-